CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents		$ 6,492	$ 25,079
User funds		3,328	9,201
Trade receivables, net		1,936	1,667
Other receivables and prepaid expenses		1,215	884
Current assets		12,971	36,831
NON-CURRENT ASSETS:
Property and equipment, net		767	702
Right-of-use assets, net		1,384	1,983
Intangible assets, net		9,465	5,296
Goodwill		15,628	8,021
Deferred taxes		573	577
Other long-term assets		1,018	667
Non-current assets		28,835	17,246
Total assets		41,806	54,077
CURRENT LIABILITIES:
Short-term bank loan and credit		2,505
Trade payables		3,234	587
User accounts		3,328	9,201
Current maturity of lease liabilities		613	655
Accrued expenses and other payables		7,400	5,550
Current liabilities		17,080	15,993
LONG TERM LIABILITIES:
Lease liabilities		395	1,088
Employee benefit liabilities, net		1,294	1,390
Other long-term liabilities		1,377	687
Long term liabilities		3,066	3,165
EQUITY:
Share capital	[1]	0	0
Share premium		140,229	129,056
Reserve from remeasurement of defined benefit plans		137	(132)
Accumulated deficit		(118,706)	(94,005)
Total equity		21,660	34,919
Total liabilities and equity		$ 41,806	$ 54,077

[1]	Represents an amount lower than $1.